Land Use Rights, Net - Summary of Land Use Rights and Related Accumulated Amortization (Detail) - Use Rights [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Land Use Rights Finite Lived [Line Items]
Land use rights	¥ 264,886	¥ 264,886
Less: Accumulated amortization	(14,952)	(9,629)
Total	¥ 249,934	¥ 255,257